Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Common shares	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2023		252,582,036
Beginning balance at Dec. 31, 2023	$ 984.0	$ 26.5	$ (8.9)	$ 337.2	$ 1,988.1	$ (1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		3,067
Movement in treasury shares	0.0
Share based compensation (in shares)		411,336
Share-based compensation	3.1		0.1	3.0
Distribution to shareholders	(11.9)				(11.9)
Total comprehensive income attributable to shareholders of Borr Drilling Limited	14.4					14.4
Ending balance (in shares) at Mar. 31, 2024		252,996,439
Ending balance at Mar. 31, 2024	989.6	$ 26.5	(8.8)	340.2	1,976.2	(1,344.5)
Beginning balance (in shares) at Dec. 31, 2023		252,582,036
Beginning balance at Dec. 31, 2023	984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation (in shares)		411,336
Total comprehensive income attributable to shareholders of Borr Drilling Limited	46.1
Ending balance (in shares) at Jun. 30, 2024		250,632,002
Ending balance at Jun. 30, 2024	999.2	$ 26.5	(9.1)	342.3	1,952.3	(1,312.8)
Beginning balance (in shares) at Mar. 31, 2024		252,996,439
Beginning balance at Mar. 31, 2024	989.6	$ 26.5	(8.8)	340.2	1,976.2	(1,344.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		(2,364,437)
Movement in treasury shares	0.0		(0.3)	0.3
Share-based compensation	1.8			1.8
Distribution to shareholders	(23.9)				(23.9)
Total comprehensive income attributable to shareholders of Borr Drilling Limited	31.7					31.7
Ending balance (in shares) at Jun. 30, 2024		250,632,002
Ending balance at Jun. 30, 2024	999.2	$ 26.5	(9.1)	342.3	1,952.3	(1,312.8)
Beginning balance (in shares) at Dec. 31, 2024		244,926,821
Beginning balance at Dec. 31, 2024	993.3	$ 26.5	(20.9)	340.8	1,923.7	(1,276.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of treasury shares	0.0	$ (2.0)	2.0
Repurchase of treasury shares (in shares)		(50,000)
Repurchase of treasury shares	(0.2)		(0.2)
Movement in treasury shares (in shares)		(5,568,265)
Movement in treasury shares	0.0		(0.6)	0.6
Share-based compensation	3.4			3.4
Distribution to shareholders	(4.7)				(4.7)
Total comprehensive income attributable to shareholders of Borr Drilling Limited	(16.9)					(16.9)
Ending balance (in shares) at Mar. 31, 2025		239,308,556
Ending balance at Mar. 31, 2025	974.9	$ 24.5	(19.7)	344.8	1,919.0	(1,293.7)
Beginning balance (in shares) at Dec. 31, 2024		244,926,821
Beginning balance at Dec. 31, 2024	993.3	$ 26.5	(20.9)	340.8	1,923.7	(1,276.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		8,651,955
Total comprehensive income attributable to shareholders of Borr Drilling Limited	18.2
Ending balance (in shares) at Jun. 30, 2025		236,224,866
Ending balance at Jun. 30, 2025	1,012.6	$ 24.5	(20.0)	347.7	1,919.0	(1,258.6)
Beginning balance (in shares) at Mar. 31, 2025		239,308,556
Beginning balance at Mar. 31, 2025	974.9	$ 24.5	(19.7)	344.8	1,919.0	(1,293.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		(3,083,690)
Movement in treasury shares	0.0		(0.3)	0.3
Share-based compensation	2.6			2.6
Total comprehensive income attributable to shareholders of Borr Drilling Limited	35.1					35.1
Ending balance (in shares) at Jun. 30, 2025		236,224,866
Ending balance at Jun. 30, 2025	$ 1,012.6	$ 24.5	$ (20.0)	$ 347.7	$ 1,919.0	$ (1,258.6)